MARKETING AND COMMUNICATIONS EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF MARKETING AND COMMUNICATIONS EXPENSES
	Year ended December 31,
	2021	2020	2019
	$	$	$
Marketing	-	2,279	44,693
Shareholder communications	329,342	28,972	202,550
	329,342	31,251	247,243